Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized cost	$ 1,040
Available-for-sale Securities, Gross unrealized/ unrecognized gains	5
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	1,045	$ 48
Held-to-maturity Securities
Held-to-maturity Securities, Estimated fair value	755	998
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized cost	43	48
Available-for-sale Securities, Gross unrealized/ unrecognized gains
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	43	48
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	775	1,002
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	14	19
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	14	23
Held-to-maturity Securities, Estimated fair value	775	$ 998
Agency bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized cost	501
Available-for-sale Securities, Gross unrealized/ unrecognized gains	4
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	505
US Treasury Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized cost	496
Available-for-sale Securities, Gross unrealized/ unrecognized gains	1
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	$ 497